Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income taxes

	December 31,
	2020	2019
Current income tax expense (benefit):
Federal	$—	$—
State	—	—
Deferred income tax expense (benefit):
Federal	95,552	110,058
State	21,964	24,579
Total income tax expense (benefit)	117,516	134,637

Schedule of reconciliation of the statutory federal income tax expense to income tax

	December 31, 2020
	Tax Expense	Effective Tax Rate
Income tax expense at the federal statutory rate	$(2,994,043)	21.00%
State income taxes - net of federal income tax benefits	(422,425)	2.96%
Permanent Differences	(154,285)	1.08%
Permanent Differences – Related to Convertible Debt	717,940	-5.04%
Prior year provision to return	4,046	-0.03%
Net change in valuation allowance	2,966,283	-20.81%
Total income tax expense (benefit)	117,516	-0.84%

	December 31, 2019
	Tax Expense	Effective Tax Rate
Income tax expense at the federal statutory rate	$(1,905,497)	21.00%
State income taxes - net of federal income tax benefits	(326,847)	3.60%
Permanent Differences	25,008	-0.28%
Prior year provision to return	—	0.00%
Net change in valuation allowance	2,341,973	-25.81%
Total income tax expense (benefit)	134,637	-1.49%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss	$7,349,101	$3,912,753
Other	19,796	18,110
Total income tax expense (benefit)	7,368,897	3,930,863
Valuation allowance	(6,189,651)	(3,223,368)
Net deferred tax assets:	1,179,246	707,495
Deferred tax liabilities:
Intangibles (non-goodwill)	$(2,123)	$(1,661)
Property and equipment	(1,429,276)	(840,471)
Total deferred tax liabilities	(1,431,399)	(842,132)
Total net deferred tax liability	$(252,153)	$(134,637)